Other non-current assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 3,345	$ 4,080
Security deposit	5,000	5,000
Total	$ 8,345	$ 9,080